LEASES (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2021 USD ($)
LEASES
Options to terminate, Operating lease	1 year	1 year
Options to terminate, Finance lease	1 year	1 year
Weighted average remaining lease term, years, Operating lease	4 years		4 years 2 months 12 days		4 years
Weighted average remaining lease term, years, Finance lease	9 years 1 month 6 days		8 years		9 years 1 month 6 days
Weighted average discount rate, Operating lease	6.20%		6.20%		6.20%
Weighted average discount rate, Financing lease	7.30%		6.40%		7.30%
Sublease income	₽ 11,873	$ 159.8	₽ 8,525	₽ 7,544
Operating leases that have not yet commenced	2,256				$ 30.4
Finance leases that have not yet commenced	₽ 21,477				$ 289.1
Minimum
LEASES
Remaining lease terms , Operating lease	1 year				1 year
Remaining lease terms , Finance lease	1 year				1 year
Operating lease not yet commenced, lease term	3 years				3 years
Finance lease not yet commenced, lease term	3 years				3 years
Maximum
LEASES
Remaining lease terms , Operating lease	8 years				8 years
Remaining lease terms , Finance lease	20 years				20 years
Operating lease not yet commenced, lease term	10 years				10 years
Finance lease not yet commenced, lease term	20 years				20 years